UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tactical Income
Central Fund

December 31, 2009

1.811341.105

TP1-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 8,030,400
5.875% 3/15/11	12,095,000	12,646,230
		20,676,630
Diversified Consumer Services - 0.0%
Cornell University 5.45% 2/1/19	1,501,000	1,592,531
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	1,230,000	1,053,571
6.375% 6/15/14	4,750,000	5,087,036
		6,140,607
Media - 2.0%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	10,832,338
Comcast Corp.:
4.95% 6/15/16	8,729,000	8,964,482
6.55% 7/1/39	9,750,000	10,221,588
COX Communications, Inc.:
6.25% 6/1/18 (d)	2,587,000	2,753,567
7.125% 10/1/12	8,325,000	9,247,710
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,838,450
8.25% 2/1/30	8,580,000	7,861,425
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,160,000
News America, Inc.:
6.15% 3/1/37	2,880,000	2,865,277
6.9% 3/1/19	3,460,000	3,898,607
Time Warner Cable, Inc.:
5% 2/1/20	3,470,000	3,364,967
5.85% 5/1/17	11,399,000	11,976,633
Viacom, Inc.:
4.375% 9/15/14	4,884,000	5,036,679
6.125% 10/5/17	4,415,000	4,761,838
6.75% 10/5/37	2,840,000	2,929,960
		89,713,521
TOTAL CONSUMER DISCRETIONARY		118,123,289
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	$ 3,554,000	$ 3,762,819
6.875% 11/15/19 (d)	11,566,000	12,912,097
Diageo Capital PLC 5.2% 1/30/13	1,445,000	1,546,951
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,715,000	3,845,252
		22,067,119
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28	2,313,672	2,189,520
6.302% 6/1/37 (j)	6,880,000	5,934,000
		8,123,520
Food Products - 0.2%
Kraft Foods, Inc.:
6% 2/11/13	6,263,000	6,716,491
6.25% 6/1/12	2,845,000	3,066,145
		9,782,636
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,415,583
9.7% 11/10/18	4,681,000	5,786,498
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	7,109,435
7.25% 6/15/37	10,175,000	10,247,019
		28,558,535
TOTAL CONSUMER STAPLES		68,531,810
ENERGY - 3.1%
Energy Equipment & Services - 0.4%
BJ Services Co. 6% 6/1/18	6,710,000	7,241,801
DCP Midstream LLC:
6.75% 9/15/37 (d)	3,320,000	3,282,248
9.75% 3/15/19 (d)	2,293,000	2,821,433
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,150,080
		18,495,562
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Finance Co. 6.75% 5/1/11	3,435,000	3,629,874
Anadarko Petroleum Corp. 5.95% 9/15/16	12,818,000	13,865,192
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (d)	$ 3,345,000	$ 3,489,056
6.75% 11/15/39 (d)	3,345,000	3,646,231
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,838,450
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,695,863
Enterprise Products Operating LP 6.65% 4/15/18	4,251,000	4,604,347
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,214,030
Nakilat, Inc. 6.067% 12/31/33 (d)	5,890,000	5,106,748
Nexen, Inc.:
5.05% 11/20/13	1,847,000	1,926,419
5.875% 3/10/35	4,940,000	4,663,666
6.4% 5/15/37	3,510,000	3,536,385
Pemex Project Funding Master Trust 0.8553% 12/3/12 (d)(j)	4,130,000	3,985,450
Petro-Canada:
6.05% 5/15/18	1,960,000	2,106,947
6.8% 5/15/38	4,895,000	5,395,778
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,600,000	4,679,520
6.875% 1/20/40	10,220,000	10,502,062
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,328,000	2,406,812
5.5% 9/30/14 (d)	3,253,000	3,407,986
6.75% 9/30/19 (d)	2,130,000	2,304,498
Spectra Energy Capital, LLC 5.65% 3/1/20	3,151,000	3,179,838
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	6,518,663
6.85% 6/1/39	1,734,000	1,910,370
Texas Eastern Transmission LP 6% 9/15/17 (d)	10,030,000	10,555,823
		121,170,008
TOTAL ENERGY		139,665,570
FINANCIALS - 13.3%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,408,401
5.95% 1/18/18	4,700,000	4,963,073
6% 5/1/14	3,660,000	4,003,191
6.15% 4/1/18	4,350,000	4,656,671
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37	$ 7,750,000	$ 7,966,124
7.5% 2/15/19	2,336,000	2,723,316
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	1,637,000	1,644,604
6.5% 6/15/12	5,900,000	5,856,594
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,462,717
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	21,593,609
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,377,081
7.125% 5/15/15	8,210,000	8,523,170
Merrill Lynch & Co., Inc. 6.875% 4/25/18	7,894,000	8,505,296
Morgan Stanley:
0.5844% 1/9/14 (j)	18,765,000	17,915,884
6% 5/13/14	5,080,000	5,462,026
6.625% 4/1/18	7,000,000	7,568,176
7.3% 5/13/19	3,747,000	4,207,619
		112,837,552
Commercial Banks - 2.1%
Bank of America NA:
5.3% 3/15/17	3,100,000	3,038,279
6% 10/15/36	3,915,000	3,783,162
Barclays Bank PLC 6.75% 5/22/19	4,585,000	5,114,256
BB&T Capital Trust IV 6.82% 6/12/77 (j)	1,009,000	908,100
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	5,228,700
Credit Suisse First Boston 6% 2/15/18	8,680,000	9,082,214
Credit Suisse First Boston New York Branch 5% 5/15/13	4,559,000	4,861,877
Credit Suisse New York Branch 5.5% 5/1/14	4,438,000	4,816,122
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (d)(j)	655,596	624,455
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,666,594
5.25% 2/10/14 (d)	2,560,000	2,695,168
Fifth Third Bancorp:
4.5% 6/1/18	1,835,000	1,496,953
8.25% 3/1/38	1,166,000	1,108,620
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	2,893,211
HSBC Holdings PLC:
0.4841% 10/6/16 (j)	737,000	700,785
6.5% 5/2/36	5,385,000	5,647,917
6.5% 9/15/37	1,710,000	1,786,594
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA 5.8% 7/1/14	$ 1,000,000	$ 973,315
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (d)(j)	496,000	456,006
PNC Funding Corp.:
0.4206% 1/31/12 (j)	1,881,000	1,838,070
6.7% 6/10/19	2,480,000	2,775,060
Regions Bank 6.45% 6/26/37	1,300,000	960,349
Regions Financial Corp. 7.75% 11/10/14	4,060,000	4,004,065
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (d)(j)	736,027	684,952
5.805% 6/20/16 (d)(j)	5,630,000	5,235,900
Sovereign Bank 1.9906% 8/1/13 (j)	1,063,000	1,039,678
Standard Chartered Bank 6.4% 9/26/17 (d)	4,276,000	4,421,854
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,344,209
		93,186,465
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	5,080,000	6,002,868
Capital One Financial Corp. 5.7% 9/15/11	2,340,000	2,457,868
Discover Financial Services 10.25% 7/15/19	3,123,000	3,651,936
SLM Corp.:
0.4536% 3/15/11 (j)	555,000	522,552
0.5122% 10/25/11 (j)	1,810,000	1,694,363
0.5822% 1/27/14 (j)	1,095,000	844,688
5% 10/1/13	383,000	352,337
		15,526,612
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	6,530,000	6,686,838
Citigroup, Inc.:
5.3% 10/17/12	2,369,000	2,467,889
5.5% 4/11/13	15,124,000	15,680,034
6.125% 11/21/17	2,300,000	2,318,343
6.125% 5/15/18	12,445,000	12,512,303
6.5% 8/19/13	1,131,000	1,204,733
8.5% 5/22/19	4,000,000	4,619,012
CME Group, Inc. 5.75% 2/15/14	2,004,000	2,191,917
JPMorgan Chase & Co. 4.891% 9/1/15 (j)	6,010,000	6,022,417
Prime Property Funding, Inc. 5.5% 1/15/14 (d)	4,295,000	3,518,348
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(j)	3,000,000	2,730,000
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	2,500,000	2,225,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	$ 284,000	$ 229,872
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	1,534,000	1,296,230
		63,702,936
Insurance - 2.4%
Allstate Corp.:
6.2% 5/16/14	4,675,000	5,170,143
7.45% 5/16/19	3,571,000	4,148,866
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,652,003
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	11,559,000	9,709,560
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	7,190,000	7,074,723
10.75% 6/15/88 (d)(j)	4,025,000	4,266,500
Lincoln National Corp. 7% 5/17/66 (j)	1,430,000	1,186,900
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	4,462,000	5,472,415
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (d)(j)	7,800,000	7,683,780
MetLife, Inc. 6.75% 6/1/16	3,550,000	3,975,436
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	3,535,000	3,701,000
5.125% 6/10/14 (d)	3,155,000	3,338,927
Monumental Global Funding II 5.65% 7/14/11 (d)	3,425,000	3,566,189
New York Life Global Funding 4.65% 5/9/13 (d)	4,556,000	4,785,481
New York Life Insurance Co. 6.75% 11/15/39 (d)	3,240,000	3,313,451
Pacific Life Global Funding 5.15% 4/15/13 (d)	4,915,000	5,135,669
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	7,935,000	9,162,830
Prudential Financial, Inc.:
4.75% 9/17/15	5,000,000	5,070,075
7.375% 6/15/19	1,370,000	1,535,999
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(j)	9,370,000	8,143,345
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,176,079
The Chubb Corp. 6.5% 5/15/38	2,125,000	2,340,076
		107,609,447
Real Estate Investment Trusts - 3.2%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,881,264
6.3% 6/1/13	4,580,000	4,705,309
AvalonBay Communities, Inc.:
5.5% 1/15/12	551,000	575,642
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
6.625% 9/15/11	$ 890,000	$ 941,693
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,460,584
5.7% 5/1/17	506,000	453,872
5.75% 4/1/12	2,319,000	2,363,747
Camden Property Trust 4.375% 1/15/10	5,005,000	5,008,073
Colonial Properties Trust:
4.8% 4/1/11	401,000	390,592
5.5% 10/1/15	16,890,000	15,259,760
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	367,686
5% 5/3/10	3,280,000	3,279,921
5.25% 4/15/11	3,260,000	3,222,921
5.375% 10/15/12	1,825,000	1,715,235
9.625% 3/15/16	3,458,000	3,610,045
Duke Realty LP:
5.4% 8/15/14	5,025,000	4,924,942
5.5% 3/1/16	3,680,000	3,387,716
5.625% 8/15/11	2,450,000	2,508,266
5.875% 8/15/12	565,000	581,184
5.95% 2/15/17	1,305,000	1,214,562
6.25% 5/15/13	3,384,000	3,483,745
6.5% 1/15/18	4,735,000	4,484,424
Equity One, Inc.:
6% 9/15/17	3,010,000	2,703,311
6.25% 12/15/14	2,510,000	2,469,398
6.25% 1/15/17	2,250,000	2,055,643
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,595,264
6% 7/15/12	1,635,000	1,706,034
6.2% 1/15/17	1,240,000	1,214,308
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,048,314
6.65% 1/15/18	2,745,000	2,517,272
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,907,932
6.625% 10/1/17	3,020,000	2,928,666
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,632,644
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP: - continued
7.75% 2/15/11	$ 525,000	$ 552,301
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,454,842
6% 3/31/16	1,240,000	1,061,531
Simon Property Group LP:
4.6% 6/15/10	1,529,000	1,551,638
4.875% 8/15/10	9,675,000	9,870,590
5.1% 6/15/15	2,362,000	2,333,188
5.375% 6/1/11	3,115,000	3,233,579
5.75% 5/1/12	1,820,000	1,911,903
7.75% 1/20/11	1,100,000	1,148,305
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,171,102
UDR, Inc. 5.5% 4/1/14	4,750,000	4,759,387
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,526,090
Washington (REIT) 5.95% 6/15/11	5,375,000	5,464,918
		144,639,343
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.5% 10/1/12	5,613,000	5,865,585
6.625% 3/15/12	1,125,000	1,200,936
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,359,769
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (d)	5,100,000	5,272,064
		16,698,354
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
5.65% 5/1/18	12,973,000	13,175,534
6.5% 8/1/16	5,000,000	5,376,610
7.375% 5/15/14	4,040,000	4,584,245
7.625% 6/1/19	2,910,000	3,366,425
Independence Community Bank Corp.:
2.1097% 4/1/14 (j)	2,870,000	2,746,742
2.3134% 6/20/13 (j)	1,349,000	1,323,088
4.9% 9/23/10	8,645,000	8,827,980
		39,400,624
TOTAL FINANCIALS		593,601,333
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	$ 3,302,000	$ 3,508,709
6.25% 6/15/14	1,955,000	2,133,159
7.25% 6/15/19	1,266,000	1,438,409
		7,080,277
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Bombardier, Inc. 7.45% 5/1/34 (d)	4,500,000	3,892,500
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	314,671	314,671
Continental Airlines, Inc.:
6.545% 8/2/20	1,046,984	1,026,044
6.648% 3/15/19	2,273,311	2,165,328
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,965,523	5,659,790
7.57% 11/18/10	6,500,000	6,589,375
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,138,383	1,753,474
8.36% 7/20/20	9,057,130	8,241,989
		25,750,671
Building Products - 0.0%
Masco Corp. 0.5543% 3/12/10 (j)	1,736,000	1,728,922
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	422,492
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,756,000	2,645,760
TOTAL INDUSTRIALS		34,440,345
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	3,249,000	3,187,217
5.5% 1/15/40	3,249,000	3,106,726
		6,293,943
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,712,000	$ 4,928,634
6.55% 10/1/17	3,985,000	4,120,335
7.125% 10/1/37	2,289,000	2,360,282
		11,409,251
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,991,617
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,468,592
6.375% 8/3/15	3,870,000	3,857,585
National Semiconductor Corp. 0.5036% 6/15/10 (j)	2,015,000	1,992,569
		10,318,746
TOTAL INFORMATION TECHNOLOGY		31,013,557
MATERIALS - 0.9%
Chemicals - 0.4%
Dow Chemical Co.:
7.6% 5/15/14	12,815,000	14,582,086
8.55% 5/15/19	4,205,000	5,017,175
		19,599,261
Metals & Mining - 0.5%
Anglo American Capital PLC 9.375% 4/8/19 (d)	3,599,000	4,571,486
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	4,620,000	5,173,157
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	5,550,000	5,988,655
7.125% 7/15/28	4,886,000	5,530,444
		21,263,742
TOTAL MATERIALS		40,863,003
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	6,735,000	7,172,721
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,850,000	6,679,653
Deutsche Telekom International Financial BV:
5.25% 7/22/13	3,305,000	3,508,287
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV: - continued
5.875% 8/20/13	$ 4,795,000	$ 5,188,727
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,906,044
7.625% 1/30/11	3,420,000	3,501,225
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,526,893
Telefonica Emisiones SAU:
5.855% 2/4/13	1,456,000	1,573,159
5.877% 7/15/19	1,533,000	1,643,115
6.221% 7/3/17	1,511,000	1,665,438
		42,365,262
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (d)	4,347,000	4,431,054
5.875% 10/1/19 (d)	4,234,000	4,306,384
Sprint Nextel Corp. 6% 12/1/16	15,074,000	13,755,025
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,372,321
		23,864,784
TOTAL TELECOMMUNICATION SERVICES		66,230,046
UTILITIES - 3.9%
Electric Utilities - 1.9%
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,815,000	4,122,348
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,220,952
Commonwealth Edison Co. 5.4% 12/15/11	7,134,000	7,622,237
EDP Finance BV 6% 2/2/18 (d)	11,483,000	12,266,611
Exelon Corp. 4.9% 6/15/15	14,188,000	14,636,355
FirstEnergy Corp. 6.45% 11/15/11	132,000	141,537
Massachusetts Electric Co. 5.9% 11/15/39 (d)	3,253,000	3,302,816
Nevada Power Co. 6.5% 5/15/18	1,920,000	2,054,671
Ohio Power Co. 0.4644% 4/5/10 (j)	2,153,000	2,153,000
Oncor Electric Delivery Co. 6.375% 5/1/12	9,388,000	10,139,472
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,953,575
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,209,825
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	14,182,000	12,267,430
Progress Energy, Inc. 6% 12/1/39	3,263,000	3,200,125
		86,290,954
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,735,000	$ 2,808,670
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,489,603
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	12,404,393
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,143,876
6.5% 5/1/18	5,340,000	5,568,002
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,280,192
		26,886,066
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	11,838,000	10,417,440
7.5% 6/30/66 (j)	6,582,000	6,384,540
National Grid PLC 6.3% 8/1/16	12,875,000	14,002,232
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,488,864
5.45% 9/15/20	5,172,000	5,015,294
6.15% 3/1/13	3,565,000	3,795,855
6.4% 3/15/18	8,263,000	8,588,265
7.875% 11/15/10	1,705,000	1,787,454
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	9,090,000	8,090,100
		59,570,044
TOTAL UTILITIES		175,555,734
TOTAL NONCONVERTIBLE BONDS (Cost $1,236,922,019)		1,275,104,964
U.S. Government and Government Agency Obligations - 36.9%

U.S. Government Agency Obligations - 3.2%
Fannie Mae 2.75% 3/13/14	46,450,000	46,844,500
Freddie Mac:
1.375% 1/9/13	22,108,000	21,725,178
2.5% 4/23/14	19,600,000	19,588,534
4.125% 12/21/12	32,300,000	34,351,115
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.5% 7/15/13	$ 7,000,000	$ 7,554,771
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	13,523,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		143,587,306
U.S. Treasury Inflation Protected Obligations - 7.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	66,477,450	67,657,807
2% 1/15/14	4,094,720	4,335,053
2.125% 1/15/19	30,205,500	32,054,051
2.375% 1/15/17 (g)	138,364,724	149,514,102
2.375% 1/15/27	18,222,810	19,187,171
2.625% 7/15/17	62,580,600	68,874,597
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		341,622,781
U.S. Treasury Obligations - 26.0%
U.S. Treasury Bonds 4.5% 8/15/39	82,390,000	80,523,372
U.S. Treasury Notes:
0.75% 11/30/11 (c)	338,350,000	336,142,943
1.125% 12/15/12	175,000,000	172,196,500
2.625% 7/31/14	164,890,000	165,714,450
2.75% 10/31/13	392,385,000	401,857,573
5.125% 5/15/16	8,000,000	8,922,496
TOTAL U.S. TREASURY OBLIGATIONS		1,165,357,334
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,640,241,755)		1,650,567,421
U.S. Government Agency - Mortgage Securities - 25.7%

Fannie Mae - 22.9%
2.68% 12/1/34 (j)	321,123	329,752
2.713% 9/1/33 (j)	1,261,303	1,282,104
2.787% 7/1/34 (j)	151,695	157,075
2.799% 10/1/33 (j)	158,108	164,524
2.804% 7/1/35 (j)	1,074,938	1,118,111
2.869% 6/1/34 (j)	1,030,943	1,069,006
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.949% 4/1/36 (j)	$ 2,984,495	$ 3,045,068
3.069% 5/1/34 (j)	2,329,739	2,373,079
3.133% 1/1/35 (j)	3,037,626	3,104,582
3.176% 7/1/35 (j)	512,519	531,092
3.253% 3/1/35 (j)	122,060	126,530
3.264% 9/1/34 (j)	234,069	241,457
3.311% 4/1/35 (j)	9,996,957	10,270,014
3.38% 7/1/35 (j)	786,306	813,124
3.427% 8/1/36 (j)	3,331,346	3,426,382
3.566% 10/1/35 (j)	1,470,699	1,519,758
3.574% 4/1/35 (j)	669,693	695,943
3.611% 5/1/33 (j)	47,875	49,401
3.71% 5/1/35 (j)	454,956	470,126
3.718% 10/1/35 (j)	13,134,811	13,600,347
3.897% 11/1/36 (j)	2,904,121	3,009,831
3.998% 3/1/37 (j)	2,570,421	2,661,637
4% 1/1/25 (e)	7,000,000	7,043,750
4% 1/1/25 (e)	16,000,000	16,100,000
4% 1/1/25 (e)	2,000,000	2,012,500
4% 1/1/25 (e)	3,000,000	3,018,750
4% 1/1/25 (e)	10,000,000	10,062,500
4% 1/1/25 (e)	40,000,000	40,250,000
4% 8/1/39	9,931,515	9,607,965
4.093% 5/1/36 (j)	1,062,461	1,105,897
4.146% 4/1/36 (j)	3,794,744	3,977,427
4.291% 6/1/36 (j)	382,178	396,448
4.304% 3/1/33 (j)	89,610	92,682
4.411% 7/1/35 (j)	2,831,635	2,901,331
4.433% 3/1/35 (j)	396,599	409,491
4.457% 3/1/35 (j)	746,399	765,752
4.469% 9/1/35 (j)	4,300,716	4,461,085
4.5% 4/1/23 to 10/1/39	110,269,841	110,213,664
4.5% 1/1/25 (e)	8,000,000	8,229,375
4.5% 1/1/25 (e)	4,000,000	4,114,688
4.5% 1/1/40 (e)(f)	8,000,000	7,986,250
4.5% 1/1/40 (e)	23,000,000	22,960,468
4.5% 1/1/40 (e)(f)	45,000,000	44,922,654
4.532% 7/1/35 (j)	355,873	368,951
4.588% 9/1/35 (j)	6,580,779	6,844,168
4.603% 5/1/35 (j)	9,633,714	10,005,228
4.658% 2/1/35 (j)	6,245,866	6,424,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.661% 4/1/36 (j)	$ 8,924,985	$ 9,289,320
4.687% 7/1/35 (j)	2,394,027	2,513,748
4.705% 5/1/35 (j)	6,062,157	6,335,560
4.803% 9/1/35 (j)	16,863,488	17,470,641
4.81% 9/1/35 (j)	4,352,934	4,557,252
4.813% 2/1/36 (j)	10,205,390	10,583,530
5% 2/1/18 to 6/1/38	107,457,902	110,642,579
5% 1/1/25 (e)	15,000,000	15,685,547
5% 1/1/25 (e)	6,100,000	6,378,789
5% 12/1/39 (e)(f)	14,000,000	14,385,547
5% 1/1/40 (e)	34,000,000	34,895,155
5.124% 3/1/36 (j)	1,969,124	2,061,691
5.185% 3/1/35 (j)	146,870	150,056
5.195% 5/1/35 (j)	3,255,212	3,347,706
5.5% 3/1/16 to 3/1/39	157,684,151	166,182,154
5.5% 1/1/40 (e)	6,000,000	6,282,656
5.577% 7/1/37 (j)	942,830	992,455
5.601% 3/1/36 (j)	1,777,631	1,869,094
5.695% 3/1/36 (j)	3,726,708	3,878,799
6% 8/1/11 to 11/1/38	126,977,170	135,356,684
6% 1/1/40 (e)	20,000,000	21,184,376
6% 1/1/40 (e)	6,000,000	6,355,313
6.5% 2/1/12 to 9/1/38	39,229,871	42,208,142
6.5% 1/1/40 (e)	16,000,000	17,133,750
7% 4/1/10 to 6/1/32	6,240,843	6,828,517
7.5% 2/1/22 to 11/1/31	3,227,732	3,553,150
8% 6/1/29	1,586	1,763
11.5% 11/1/15	2,520	2,586
TOTAL FANNIE MAE		1,024,461,418
Freddie Mac - 1.9%
2.876% 7/1/36 (j)	986,022	1,018,068
3.375% 8/1/35 (j)	6,881,462	7,095,283
3.474% 3/1/35 (j)	239,403	246,061
3.492% 6/1/35 (j)	5,601,772	5,797,834
3.857% 1/1/35 (j)	212,612	218,391
3.944% 1/1/35 (j)	253,241	263,152
4% 1/1/25 (e)	4,000,000	4,025,625
4.03% 6/1/35 (j)	365,171	379,624
4.267% 4/1/35 (j)	748,649	769,015
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.41% 5/1/35 (j)	$ 2,278,458	$ 2,355,702
4.633% 4/1/35 (j)	6,513,931	6,753,957
4.644% 5/1/35 (j)	2,378,906	2,475,204
4.735% 7/1/35 (j)	2,766,350	2,851,705
4.789% 2/1/36 (j)	4,381,930	4,590,194
5% 11/1/33 to 9/1/39	11,511,511	11,826,450
5.101% 4/1/35 (j)	1,794,846	1,848,693
5.684% 10/1/35 (j)	629,690	666,831
6% 6/1/36 to 9/1/37	7,654,171	8,139,597
6% 1/1/40 (e)	22,250,000	23,585,000
7.5% 11/1/16 to 6/1/32	1,513,185	1,664,186
8% 7/1/25 to 10/1/27	47,394	52,617
8.5% 2/1/19 to 8/1/22	8,168	9,170
12% 11/1/19	7,148	7,989
TOTAL FREDDIE MAC		86,640,348
Government National Mortgage Association - 0.9%
5.5% 11/20/33 to 12/15/38	22,827,274	24,050,092
5.5% 1/1/40 (e)	2,000,000	2,095,781
5.5% 1/1/40 (e)	2,000,000	2,095,781
6% 9/15/10	243	261
6.5% 12/15/23 to 12/15/32	5,333,547	5,735,606
7% 6/15/24 to 12/15/33	5,566,034	6,089,255
7.5% 3/15/22 to 8/15/28	1,655,302	1,813,001
8% 4/15/24 to 12/15/25	122,039	134,606
8.5% 8/15/29 to 11/15/31	201,533	226,734
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		42,241,117
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,136,870,847)		1,153,342,883
Asset-Backed Securities - 3.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7013% 4/25/35 (j)	1,184,452	606,639
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7313% 2/25/34 (j)	105,692	98,827
Series 2005-HE2 Class M2, 0.6813% 4/25/35 (j)	157,322	139,097
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2631% 9/20/13 (j)	1,049,157	1,017,682
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust: - continued
Series 2006-C1 Class C1, 0.7131% 10/20/14 (j)	$ 176,320	$ 3,581
Series 2007-A4 Class A4, 0.2631% 4/22/13 (j)	933,865	905,849
Airspeed Ltd. Series 2007-1A Class C1, 2.7331% 6/15/32 (d)(j)	4,857,450	1,942,980
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (d)(j)	317,845	317,561
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	1,880,000	1,894,551
Class A4, 3% 10/15/15 (d)	1,860,000	1,866,622
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9313% 12/25/33 (j)	73,825	53,540
Series 2004-R11 Class M1, 0.8913% 11/25/34 (j)	372,264	149,177
Series 2004-R2 Class M3, 0.7813% 4/25/34 (j)	99,821	37,693
Series 2005-R2 Class M1, 0.6813% 4/25/35 (j)	1,342,000	992,551
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6259% 3/1/34 (j)	31,145	21,392
Series 2006-W4 Class A2C, 0.3913% 5/25/36 (j)	1,001,991	332,648
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 0.7813% 4/25/34 (j)	5,055,000	2,892,866
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	3,600,000	3,693,967
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	3,000,000	3,028,712
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (j)	1,426,652	1,355,319
C-BASS Trust Series 2006-CB7 Class A2, 0.2913% 10/25/36 (j)	178,791	172,318
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.2631% 5/16/11 (d)(j)	6,488,000	6,500,948
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,700,000	2,821,871
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5231% 4/15/13 (d)(j)	1,890,000	1,865,361
Capital Trust Ltd. Series 2004-1 Class A2, 0.6831% 7/20/39 (d)(j)	280,000	30,800
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5313% 7/25/36 (j)	742,000	26,120
Series 2007-RFC1 Class A3, 0.3713% 12/25/36 (j)	1,172,000	397,181
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4131% 5/20/17 (d)(j)	125,844	105,877
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	429,903	369,195
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	114,366	112,152
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.3% 12/23/14	$ 16,880,000	$ 16,688,074
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5013% 5/25/37 (j)	498,000	21,969
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	7,344,555	7,357,175
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2013% 4/25/34 (j)	103,878	55,029
Series 2004-4 Class M2, 0.7613% 6/25/34 (j)	382,121	241,560
Series 2005-3 Class MV1, 0.6513% 8/25/35 (j)	1,124,964	1,021,866
Series 2005-AB1 Class A2, 0.4413% 8/25/35 (j)	185,464	178,438
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (d)	1,087,977	1,107,555
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (d)	4,725,000	1,228,500
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	2,706,000	2,722,913
Class C, 5.074% 6/15/35 (d)	2,457,000	2,472,356
Discover Card Master Trust I Series 2007-1 Class B, 0.3331% 8/15/12 (j)	1,890,000	1,884,576
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6418% 5/28/35 (j)	25,289	13,532
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4063% 8/25/34 (j)	189,000	35,014
Series 2006-3 Class 2A3, 0.3913% 11/25/36 (j)	2,926,000	948,103
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0563% 3/25/34 (j)	12,557	3,175
Series 2006-FF12 Class A2, 0.2713% 9/25/36 (j)	71,440	70,105
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	2,860,000	2,984,223
Series 2009-D:
Class A3, 2.17% 10/15/13	2,300,000	2,322,754
Class A4, 2.98% 8/15/14	2,100,000	2,126,703
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7831% 6/15/13 (j)	502,000	468,642
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7213% 1/25/35 (j)	1,317,000	439,187
Class M4, 0.9113% 1/25/35 (j)	236,000	35,691
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (d)(j)	1,531,000	1,378,351
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	2,362,080	1,771,560
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.6631% 4/15/31 (d)(j)	$ 208,167	$ 170,697
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5031% 3/15/13 (j)	3,085,000	3,054,505
GSAMP Trust Series 2004-AR1 Class M1, 0.8813% 6/25/34 (j)	1,426,000	787,318
GSR Mortgage Loan Trust Series 2004-OPT Class A1, 0.5713% 11/25/34 (j)	10,310	8,206
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3113% 5/25/30 (d)(j)	429,082	81,542
Series 2006-3:
Class B, 0.6313% 9/25/46 (d)(j)	402,000	64,320
Class C, 0.7813% 9/25/46 (d)(j)	992,000	109,120
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5513% 8/25/33 (j)	1,083,774	588,531
Series 2003-3 Class M1, 1.5213% 8/25/33 (j)	565,802	277,179
Series 2003-5 Class A2, 0.9313% 12/25/33 (j)	21,396	10,396
Series 2005-5 Class 2A2, 0.4813% 11/25/35 (j)	137,117	131,804
Series 2006-1 Class 2A3, 0.4563% 4/25/36 (j)	1,395,903	1,309,184
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5231% 3/20/36 (j)	596,818	370,207
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4213% 1/25/37 (j)	805,000	273,055
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,380,000	2,395,612
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	7,215,810	7,255,767
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3613% 11/25/36 (j)	808,000	398,265
Class MV1, 0.4613% 11/25/36 (j)	656,000	64,178
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (j)	598,130	484,826
Series 2006-A Class 2A1, 0.2806% 9/27/21 (j)	2,852	2,847
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3563% 7/25/33 (j)	4,762,235	3,257,104
Series 2004-2 Class M2, 1.3113% 6/25/34 (j)	178,328	129,804
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.4913% 10/25/36 (j)	292,000	13,566
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8813% 7/25/34 (j)	80,747	58,198
Series 2006-FM1 Class A2B, 0.3413% 4/25/37 (j)	1,290,025	929,357
Series 2006-OPT1 Class A1A, 0.4913% 6/25/35 (j)	1,103,338	625,815
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5713% 8/25/34 (j)	37,283	28,318
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6713% 1/25/35 (j)	$ 260,000	$ 120,511
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	4,120,000	762,200
Series 2006-3 Class A1, 0.2613% 9/25/19 (j)	263,541	261,701
Series 2006-4 Class A1, 0.2613% 3/25/25 (j)	414,040	408,297
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7413% 9/25/35 (j)	928,000	194,890
Series 2005-D Class M2, 0.7013% 2/25/36 (j)	193,000	18,311
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3513% 3/25/36 (j)	219,069	211,816
Ocala Funding LLC:
Series 2005-1A Class A, 1.7331% 3/20/10 (d)(j)	347,000	135,330
Series 2006-1A Class A, 1.6331% 3/20/11 (d)(j)	765,000	283,050
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4813% 9/25/34 (j)	346,000	95,779
Class M4, 1.6813% 9/25/34 (j)	444,000	64,641
Series 2005-WCH1:
Class M2, 0.7513% 1/25/35 (j)	501,000	341,987
Class M3, 0.7913% 1/25/35 (j)	311,000	168,041
Class M4, 1.0613% 1/25/35 (j)	959,000	134,246
Series 2005-WHQ2 Class M7, 1.4813% 5/25/35 (j)	1,682,000	25,845
Providian Master Note Trust Series 2006-C1A Class C1, 0.7831% 3/16/15 (d)(j)	1,401,000	1,374,851
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	521,121	432,385
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3013% 2/25/37 (j)	578,905	561,449
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0313% 4/25/33 (j)	3,323	1,809
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0263% 3/25/35 (j)	3,511,422	1,974,392
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3831% 3/20/19 (d)(j)	547,099	484,998
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (j)	827,000	165,400
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3813% 9/25/34 (j)	52,183	10,566
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3213% 6/25/37 (j)	1,294,553	1,178,043
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3331% 1/15/12 (j)	636,000	635,961
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust Series 2007-AE1: - continued
Class B, 0.5331% 1/15/12 (j)	$ 553,000	$ 552,540
Class C, 0.8331% 1/15/12 (j)	687,000	685,887
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.3331% 6/15/12 (j)	1,868,000	1,851,309
Class B, 0.4531% 6/15/12 (j)	4,350,000	4,246,688
Class C, 0.7331% 6/15/12 (j)	2,595,000	2,522,192
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0913% 9/25/34 (j)	18,730	6,442
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (j)	2,385,000	2,318,593
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7331% 8/15/15 (d)(j)	4,550,000	4,417,322
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,765,000	4,915,808
Series 2007-A5A Class A5, 0.9831% 10/15/14 (d)(j)	650,000	650,518
Series 2007-C1 Class C1, 0.6331% 5/15/14 (d)(j)	2,771,000	2,756,706
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (d)(j)	2,326,549	279,186
TOTAL ASSET-BACKED SECURITIES (Cost $158,017,315)		139,459,539
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (d)(j)	928,616	603,601
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.877% 4/10/49 (j)	865,000	196,556
Class C, 5.877% 4/10/49 (j)	2,315,000	500,341
Class D, 5.877% 4/10/49 (j)	1,160,000	212,827
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 4.6866% 3/25/34 (j)	47,781	39,827
Series 2005-E Class 2A7, 4.6042% 6/25/35 (j)	3,890,000	2,626,440
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(j)(k)	31,782,638	2,355,093
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5113% 1/25/35 (j)	3,242,411	2,256,623
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.0036% 2/25/37 (j)	744,028	651,258
Series 2007-A2 Class 2A1, 3.7991% 7/25/37 (j)	1,271,853	1,143,452
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6313% 5/25/33 (j)	$ 16,996	$ 16,548
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7113% 6/25/35 (j)	959,000	187,514
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9177% 11/25/34 (j)	1,568,454	1,403,382
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (j)	186,274	178,949
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (j)	31,946	19,419
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (d)(j)	1,858,000	1,745,219
Class C2, 0.7541% 10/18/54 (d)(j)	623,000	551,355
Class M2, 0.5341% 10/18/54 (d)(j)	1,068,000	976,152
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (d)(j)	1,594,000	1,354,900
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (d)(j)	2,024,000	1,862,080
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8331% 12/20/54 (d)(j)	7,007,000	1,751,750
Series 2006-2 Class C1, 0.7031% 12/20/54 (j)	11,874,000	3,562,200
Series 2006-3 Class C2, 0.7331% 12/20/54 (j)	730,000	182,500
Series 2006-4:
Class B1, 0.3231% 12/20/54 (j)	1,954,000	1,133,320
Class C1, 0.6131% 12/20/54 (j)	1,195,000	298,750
Class M1, 0.4031% 12/20/54 (j)	515,000	236,900
Series 2007-1:
Class 1C1, 0.5331% 12/20/54 (j)	1,207,000	362,100
Class 1M1, 0.3831% 12/20/54 (j)	785,000	408,200
Class 2C1, 0.6631% 12/20/54 (j)	2,126,000	637,800
Class 2M1, 0.4831% 12/20/54 (j)	4,428,000	2,302,560
Series 2007-2 Class 2C1, 0.6625% 12/17/54 (j)	1,397,000	349,250
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1841% 1/20/44 (j)	2,564,032	1,726,649
Class 1C, 2.7341% 1/20/44 (j)	279,947	104,170
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.7463% 4/25/35 (j)	2,167,539	1,755,550
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (j)	263,398	136,466
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9713% 3/25/35 (j)	$ 145,639	$ 48,273
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6213% 9/26/45 (d)(j)	262,050	119,746
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4413% 5/25/47 (j)	868,925	352,586
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4013% 2/25/37 (j)	1,091,768	621,151
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4031% 6/15/22 (d)(j)	128,000	90,880
Class C, 0.4231% 6/15/22 (d)(j)	828,000	521,640
Class D, 0.4331% 6/15/22 (d)(j)	318,000	181,260
Class E, 0.4431% 6/15/22 (d)(j)	509,000	239,230
Class F, 0.4731% 6/15/22 (d)(j)	919,000	385,980
Class G, 0.5431% 6/15/22 (d)(j)	191,000	76,400
Class H, 0.5631% 6/15/22 (d)(j)	382,000	126,060
Class J, 0.6031% 6/15/22 (d)(j)	446,000	115,960
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	8,450,000	8,330,769
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5213% 7/25/35 (j)	4,354,074	3,004,030
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5313% 3/25/37 (j)	1,589,000	97,094
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (j)	1,334,000	1,239,817
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0188% 10/25/35 (j)	2,923,406	2,228,713
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5847% 7/10/35 (d)(j)	712,420	330,919
Series 2004-A:
Class B4, 1.4347% 2/10/36 (d)(j)	461,875	240,036
Class B5, 1.9347% 2/10/36 (d)(j)	307,917	163,381
Series 2004-B:
Class B4, 1.3347% 2/10/36 (d)(j)	206,370	105,352
Class B5, 1.7847% 2/10/36 (d)(j)	151,002	64,282
Series 2004-C:
Class B4, 1.1847% 9/10/36 (d)(j)	274,637	126,772
Class B5, 1.5847% 9/10/36 (d)(j)	308,086	137,499
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	837,537	739,028
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6813% 6/25/33 (d)(j)	178,243	138,286
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	$ 4,630,000	$ 4,123,633
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (j)	29,131	15,778
Series 2004-7 Class A3B, 1.535% 7/20/34 (j)	18,622	11,280
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6313% 9/25/33 (d)(j)	51,339	40,401
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (j)	2,128,000	945,469
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3113% 9/25/46 (j)	10,440	10,208
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 3.6449% 7/25/35 (j)	2,825,000	2,347,628
Class 2A6, 3.6449% 7/25/35 (j)	2,431,832	2,165,508
Series 2005-AR3 Class 2A1, 3.2731% 3/25/35 (j)	1,271,284	1,113,153
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (j)	16,571,323	13,908,263
TOTAL PRIVATE SPONSOR		78,336,166
U.S. Government Agency - 0.7%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	7,092,044	7,684,772
Series 1999-57 Class PH, 6.5% 12/25/29	5,145,285	5,588,012
Series 2006-45 Class OP, 0% 6/25/36 (l)	2,807,293	2,305,982
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4813% 10/25/35 (j)	8,600,715	8,511,898
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-3 Class BA, 4% 7/25/17	212,311	218,817
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 0% 3/25/36 (l)	3,015,688	2,378,646
Series 2731 Class PU, 4.5% 5/15/26	2,711,984	2,756,379
TOTAL U.S. GOVERNMENT AGENCY		29,444,506
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,736,532)		107,780,672
Commercial Mortgage Securities - 7.1%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5227% 2/14/43 (j)(k)	$ 18,787,682	$ 701,840
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	5,450,000	4,959,244
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,531,497
Class A3, 5.39% 9/10/47	3,670,000	3,653,953
Series 2007-3 Class A3, 5.8372% 6/10/49 (j)	8,000,000	7,813,139
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7031% 3/15/22 (d)(j)	400,000	232,000
Class G, 0.7631% 3/15/22 (d)(j)	259,000	142,450
Series 2006-BIX1:
Class F, 0.5431% 10/15/19 (d)(j)	1,030,000	576,800
Class G, 0.5631% 10/15/19 (d)(j)	702,000	301,860
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0813% 12/25/33 (d)(j)	56,234	28,679
Series 2004-1:
Class A, 0.5913% 4/25/34 (d)(j)	781,679	578,442
Class B, 2.1313% 4/25/34 (d)(j)	86,936	39,121
Class M1, 0.7913% 4/25/34 (d)(j)	70,542	43,736
Class M2, 1.4313% 4/25/34 (d)(j)	63,339	33,570
Series 2004-2:
Class A, 0.6613% 8/25/34 (d)(j)	1,577,030	1,147,573
Class M1, 0.8113% 8/25/34 (d)(j)	134,822	76,848
Series 2004-3:
Class A1, 0.6013% 1/25/35 (d)(j)	1,248,639	874,047
Class A2, 0.6513% 1/25/35 (d)(j)	398,394	254,972
Class M1, 0.7313% 1/25/35 (d)(j)	457,901	247,267
Class M2, 1.2313% 1/25/35 (d)(j)	291,147	133,928
Series 2005-2A:
Class A1, 0.5413% 8/25/35 (d)(j)	917,135	623,102
Class M1, 0.6613% 8/25/35 (d)(j)	67,864	31,428
Class M2, 0.7113% 8/25/35 (d)(j)	112,461	48,583
Class M3, 0.7313% 8/25/35 (d)(j)	62,047	25,030
Class M4, 0.8413% 8/25/35 (d)(j)	57,200	21,438
Series 2005-3A:
Class A1, 0.5513% 11/25/35 (d)(j)	502,857	355,369
Class A2, 0.6313% 11/25/35 (d)(j)	326,277	200,661
Class M2, 0.7213% 11/25/35 (d)(j)	71,159	31,523
Class M3, 0.7413% 11/25/35 (d)(j)	63,780	26,526
Class M4, 0.8313% 11/25/35 (d)(j)	79,593	30,906
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 0.6213% 1/25/36 (d)(j)	$ 1,161,974	$ 714,614
Class B1, 1.6313% 1/25/36 (d)(j)	94,612	27,438
Class M1, 0.6813% 1/25/36 (d)(j)	375,050	180,024
Class M2, 0.7013% 1/25/36 (d)(j)	112,175	50,479
Class M3, 0.7313% 1/25/36 (d)(j)	164,297	69,005
Class M4, 0.8413% 1/25/36 (d)(j)	85,548	31,653
Class M5, 0.8813% 1/25/36 (d)(j)	85,548	29,086
Class M6, 0.9313% 1/25/36 (d)(j)	91,213	28,276
Series 2006-1:
Class A2, 0.5913% 4/25/36 (d)(j)	177,827	104,544
Class M6, 0.8713% 4/25/36 (d)(j)	59,857	19,382
Series 2006-2A:
Class A1, 0.4613% 7/25/36 (d)(j)	1,797,040	1,228,636
Class A2, 0.5113% 7/25/36 (d)(j)	161,941	95,869
Class B3, 2.9313% 7/25/36 (d)(j)	86,619	22,746
Class M1, 0.5413% 7/25/36 (d)(j)	170,100	72,225
Class M2, 0.5613% 7/25/36 (d)(j)	119,886	46,876
Class M3, 0.5813% 7/25/36 (d)(j)	94,152	35,006
Class M4, 0.6513% 7/25/36 (d)(j)	63,395	22,328
Class M5, 0.7013% 7/25/36 (d)(j)	77,832	26,004
Class M6, 0.7713% 7/25/36 (d)(j)	123,652	39,779
Series 2006-3A:
Class B1, 1.0313% 10/25/36 (d)(j)	99,855	16,975
Class B3, 2.8313% 10/25/36 (d)(j)	117,490	17,624
Class M4, 0.6613% 10/25/36 (d)(j)	110,630	29,317
Class M5, 0.7113% 10/25/36 (d)(j)	140,084	33,620
Class M6, 0.7913% 10/25/36 (d)(j)	273,702	54,740
Series 2006-4A:
Class A1, 0.4613% 12/25/36 (d)(j)	1,008,488	685,368
Class A2, 0.5013% 12/25/36 (d)(j)	2,249,323	1,061,681
Class B1, 0.9313% 12/25/36 (d)(j)	74,154	18,034
Class B3, 2.6813% 12/25/36 (d)(j)	128,868	24,163
Class M1, 0.5213% 12/25/36 (d)(j)	162,432	54,138
Class M2, 0.5413% 12/25/36 (d)(j)	103,109	31,902
Class M3, 0.5713% 12/25/36 (d)(j)	104,521	30,478
Class M4, 0.6313% 12/25/36 (d)(j)	125,002	34,350
Class M5, 0.6713% 12/25/36 (d)(j)	115,115	29,515
Class M6, 0.7513% 12/25/36 (d)(j)	103,109	24,437
Series 2007-1:
Class A2, 0.5013% 3/25/37 (d)(j)	431,360	224,307
Class B1, 0.9013% 3/25/37 (d)(j)	133,302	25,327
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B2, 1.3813% 3/25/37 (d)(j)	$ 96,607	$ 15,457
Class B3, 3.5813% 3/25/37 (d)(j)	274,842	35,730
Class M1, 0.5013% 3/25/37 (d)(j)	116,078	45,851
Class M2, 0.5213% 3/25/37 (d)(j)	86,871	30,405
Class M3, 0.5513% 3/25/37 (d)(j)	77,136	23,912
Class M5, 0.6513% 3/25/37 (d)(j)	96,607	24,152
Class M6, 0.7313% 3/25/37 (d)(j)	135,549	29,821
Series 2007-2A:
Class A1, 0.5013% 7/25/37 (d)(j)	1,575,706	1,024,209
Class A2, 0.5513% 7/25/37 (d)(j)	1,476,064	693,750
Class B1, 1.8313% 7/25/37 (d)(j)	437,415	67,799
Class B2, 2.4813% 7/25/37 (d)(j)	380,838	55,222
Class B3, 3.5813% 7/25/37 (d)(j)	425,593	59,583
Class M1, 0.6013% 7/25/37 (d)(j)	493,992	172,897
Class M2, 0.6413% 7/25/37 (d)(j)	189,997	58,899
Class M3, 0.7213% 7/25/37 (d)(j)	189,997	49,399
Class M4, 0.8813% 7/25/37 (d)(j)	543,813	119,639
Class M5, 0.9813% 7/25/37 (d)(j)	481,325	96,265
Class M6, 1.2313% 7/25/37 (d)(j)	606,301	103,071
Series 2007-3:
Class A2, 0.5213% 7/25/37 (d)(j)	632,023	306,341
Class B1, 1.1813% 7/25/37 (d)(j)	376,769	81,646
Class B2, 1.8313% 7/25/37 (d)(j)	981,469	180,001
Class B3, 4.2313% 7/25/37 (d)(j)	502,598	76,998
Class M1, 0.5413% 7/25/37 (d)(j)	330,751	119,897
Class M2, 0.5713% 7/25/37 (d)(j)	350,884	117,722
Class M3, 0.6013% 7/25/37 (d)(j)	574,501	180,278
Class M4, 0.7313% 7/25/37 (d)(j)	900,938	250,731
Class M5, 0.8313% 7/25/37 (d)(j)	452,267	106,418
Class M6, 1.0313% 7/25/37 (d)(j)	341,537	89,073
Series 2007-4A:
Class B1, 2.7813% 9/25/37 (d)(j)	135,975	16,317
Class B2, 3.6813% 9/25/37 (d)(j)	514,072	56,548
Class M1, 1.1813% 9/25/37 (d)(j)	130,711	32,678
Class M2, 1.2813% 9/25/37 (d)(j)	130,711	26,142
Class M4, 1.8313% 9/25/37 (d)(j)	345,639	55,302
Class M5, 1.9813% 9/25/37 (d)(j)	345,639	48,389
Class M6, 2.1813% 9/25/37 (d)(j)	346,516	45,047
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6731% 3/15/19 (d)(j)	$ 524,000	$ 288,200
Class H, 0.8831% 3/15/19 (d)(j)	352,000	168,960
Class J, 1.0831% 3/15/19 (d)(j)	265,000	113,950
Series 2007-BBA8:
Class D, 0.4831% 3/15/22 (d)(j)	271,000	142,108
Class E, 0.5331% 3/15/22 (d)(j)	1,409,000	694,390
Class F, 0.5831% 3/15/22 (d)(j)	864,000	391,629
Class G, 0.6331% 3/15/22 (d)(j)	222,000	94,021
Class H, 0.7831% 3/15/22 (d)(j)	271,000	103,957
Class J, 0.9331% 3/15/22 (d)(j)	271,000	82,096
sequential payer:
Series 2005-PWR9 Class A2, 4.735% 9/11/42	5,440,000	5,439,401
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,510,000	8,326,735
Series 2007-PW18 Class A2, 5.613% 6/11/50	7,150,000	7,251,946
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,543,253
C-BASS Trust floater Series 2006-SC1 Class A, 0.5013% 5/25/36 (d)(j)	661,529	441,329
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,684,684
Class F, 7.734% 1/15/32	920,000	911,641
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(j)	2,080,000	2,168,815
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5631% 11/15/36 (d)(j)	289,000	161,716
Class H, 0.6031% 11/15/36 (d)(j)	231,000	124,056
Series 2007-C6 Class A2, 5.8881% 12/10/49 (j)	870,000	884,706
Series 2007-FL3A Class A2, 0.3731% 4/15/22 (d)(j)	3,890,000	2,549,099
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5431% 4/15/17 (d)(j)	618,000	370,800
Class E, 0.6031% 4/15/17 (d)(j)	197,000	114,260
Class F, 0.6431% 4/15/17 (d)(j)	112,000	57,120
Class G, 0.7831% 4/15/17 (d)(j)	112,000	49,280
Class H, 0.8531% 4/15/17 (d)(j)	112,000	35,840
Class J, 1.0831% 4/15/17 (d)(j)	86,000	21,500
Series 2005-FL11:
Class F, 0.6831% 11/15/17 (d)(j)	164,191	123,143
Class G, 0.7331% 11/15/17 (d)(j)	113,984	74,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	$ 20,000,000	$ 19,448,164
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (j)	235,560	240,490
Series 1997-C2 Class D, 7.27% 1/17/35	2,858,206	2,962,665
Series 1998-C1 Class D, 7.17% 5/17/40	1,106,306	1,124,847
Series 1999-C1 Class E, 8.2943% 9/15/41 (j)	2,330,963	2,325,174
Series 2003-C3 Class ASP, 1.8722% 5/15/38 (d)(j)(k)	36,024,744	262,062
Series 2004-C1 Class ASP, 1.1296% 1/15/37 (d)(j)(k)	26,418,347	275,295
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 0.3831% 2/15/22 (d)(j)	4,655,000	2,653,350
Series 2007-TFL1:
Class C:
0.4031% 2/15/22 (d)(j)	1,212,000	569,640
0.5031% 2/15/22 (d)(j)	433,000	138,560
Class F, 0.5531% 2/15/22 (d)(j)	866,000	251,140
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (d)	1,865,000	1,684,209
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,160,000	4,996,691
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8638% 10/16/23 (j)	7,327	7,353
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (j)	1,152,486	1,153,574
Series 2004-C3 Class X2, 0.7768% 12/10/41 (j)(k)	3,505,818	38,093
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4247% 11/5/21 (d)(j)	4,685,000	2,401,718
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	3,007,777
Series 2003-C1 Class XP, 2.2423% 7/5/35 (d)(j)(k)	17,236,791	146,201
Series 2006-GG7 Class A4, 6.1162% 7/10/38 (j)	7,500,000	6,838,063
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.4747% 6/6/20 (d)(j)	545,000	386,950
Class D, 0.5147% 6/6/20 (d)(j)	1,495,000	829,725
Class E, 0.6047% 6/6/20 (d)(j)	2,978,000	1,645,345
Class F, 0.6747% 6/6/20 (d)(j)	543,000	298,704
Series 2007-EOP:
Class D, 0.6047% 3/6/20 (d)(j)	4,485,000	3,756,636
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater: - continued
Series 2007-EOP:
Class H, 0.8847% 3/6/20 (d)(j)	$ 480,000	$ 378,048
Class J, 1.0847% 3/6/20 (d)(j)	690,000	529,644
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,663,000	2,689,232
Class A4, 5.56% 11/10/39 (j)	22,946,000	20,090,223
Series 2007-GG10 Class A4, 5.9993% 8/10/45 (j)	7,270,000	6,242,348
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.0652% 4/15/45 (j)	5,200,000	5,010,926
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4631% 11/15/18 (d)(j)	140,869	70,479
Class E, 0.5131% 11/15/18 (d)(j)	211,956	101,805
Class F, 0.5631% 11/15/18 (d)(j)	318,260	140,134
Class G, 0.5931% 11/15/18 (d)(j)	276,521	116,225
Class H, 0.7331% 11/15/18 (d)(j)	211,956	80,609
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,175,822	3,179,619
Series 2006-CB14 Class A3B, 5.6697% 12/12/44 (j)	2,375,000	2,327,019
Series 2006-CB17 Class A4, 5.429% 12/12/43	22,221,000	20,990,950
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,038,901
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	6,091,319
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B, 6.93% 6/15/31	1,020,481	1,019,422
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	1,016,392	1,036,343
Series 2005-C3 Class A2, 4.553% 7/15/30	2,650,549	2,666,491
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	5,515,346
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,140,202
Series 2006-C3 Class A3 5.689% 3/15/32	10,900,000	10,963,026
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	5,900,000	4,720,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5731% 9/15/21 (d)(j)	743,007	203,630
Class G, 0.5931% 9/15/21 (d)(j)	1,468,167	281,427
Class H, 0.6331% 9/15/21 (d)(j)	378,549	65,122
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,880,000	4,894,741
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-MCP1 Class A2, 4.556% 6/12/43	$ 3,728,036	$ 3,730,533
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,476,483
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	6,350,000	5,165,612
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	229,528
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.434% 7/17/17 (d)(j)	1,726,747	690,699
Series 2007-XLCA Class B, 0.7331% 7/17/17 (d)(j)	1,013,536	55,744
Series 2007-XLFA:
Class D, 0.424% 10/15/20 (d)(j)	434,000	104,160
Class E, 0.484% 10/15/20 (d)(j)	542,000	92,140
Class F, 0.534% 10/15/20 (d)(j)	326,000	45,640
Class G, 0.574% 10/15/20 (d)(j)	402,000	52,260
Class H, 0.664% 10/15/20 (d)(j)	253,000	12,650
Class J, 0.814% 10/15/20 (d)(j)	289,000	8,670
Class MHRO, 0.924% 10/15/20 (d)(j)	106,111	13,794
Class NHRO, 1.124% 10/15/20 (d)(j)	164,867	19,784
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	3,030,000	2,846,414
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	8,435,000	8,348,611
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,390,000	8,000,730
Series 2007-T27 Class A4, 5.804% 6/11/42	7,464,000	7,206,305
Series 2006-HQ8 Class A3, 5.6108% 3/12/44 (j)	5,075,000	5,165,833
Series 2006-T23 Class A3, 5.9806% 8/12/41 (j)	2,485,000	2,517,457
Series 2007-HQ12 Class A4, 5.8103% 4/12/49 (j)	4,350,000	3,832,511
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	1,853,381
Class B, 5.914% 4/15/49	3,845,000	826,675
Series 2007-XLC1:
Class C, 0.8331% 7/17/17 (d)(j)	1,383,615	76,099
Class D, 0.9331% 7/17/17 (d)(j)	650,728	35,790
Class E, 1.0331% 7/17/17 (d)(j)	529,307	29,112
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5254% 3/12/35 (d)(j)(k)	25,629,806	377,765
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	4,300,000	4,556,870
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4331% 1/15/18 (d)(j)	$ 829,000	$ 780,226
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (d)(j)	906,000	395,876
Class F, 0.5731% 8/11/18 (d)(j)	1,220,000	477,392
Class G, 0.5931% 8/11/18 (d)(j)	1,156,000	429,965
Class J, 0.8331% 8/11/18 (d)(j)	257,000	57,715
Series 2007-WHL8:
Class AP1, 0.9331% 6/15/20 (d)(j)	57,512	20,129
Class AP2, 1.0331% 6/15/20 (d)(j)	99,420	24,855
Class F, 0.7131% 6/15/20 (d)(j)	1,931,000	347,580
Class LXR2, 1.0331% 6/15/20 (d)(j)	1,315,775	263,155
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,353,537
Series 2007-C32 Class A3, 5.9288% 6/15/49 (j)	5,370,000	4,384,562
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	2,842,192
Series 2007-C31 Class C, 5.8829% 4/15/47 (j)	4,335,000	798,815
Series 2007-C31A Class A2, 5.421% 4/15/47	990,000	1,001,484
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $344,514,079)		317,488,181
Municipal Securities - 0.4%

California Gen. Oblig.:
7.5% 4/1/34	6,318,000	6,132,314
7.55% 4/1/39	10,097,000	9,784,700
TOTAL MUNICIPAL SECURITIES (Cost $16,597,651)		15,917,014
Bank Notes - 0.0%

Discover Bank 8.7% 11/18/19 (Cost $1,680,653)	1,685,000	1,805,231
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j)	3,361,000	3,151,155
TOTAL PREFERRED SECURITIES (Cost $3,361,000)		3,151,155
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.01%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) # (a)	$ 60,900,068	$ 60,900,000
0.03%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	154,888,492	154,888,000
TOTAL CASH EQUIVALENTS (Cost $215,788,000)		215,788,000
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $4,894,729,851)		4,880,405,060
NET OTHER ASSETS - (9.0)%		(401,055,575)
NET ASSETS - 100%		$ 4,479,349,485
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,800,000) (i)

	Sept. 2037	$ 13,276,357	$ (12,745,303)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $966,000) (i)	Sept. 2037	3,717,380	(3,568,685)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,520,000) (i)	Sept. 2037	10,621,086	(10,196,243)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $581,250) (i)

	Sept. 2037	$ 2,212,726	$ (2,124,217)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,077,000) (i)	Sept. 2037	12,037,231	(11,555,742)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,242,000) (i)	Sept. 2037	4,071,416	(3,908,560)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,691,000) (i)	Sept. 2037	6,726,688	(6,457,620)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)	August 2034	222,154	(166,287)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (h)	Oct. 2034	269,228	(204,719)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	90,346	(53,091)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)

	Feb. 2034	$ 1,270	$ (1,170)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	288,627	(231,569)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	299,894	(283,138)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (h)	Sept. 2010	3,700,000	(14,290)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (h)	March 2013	6,500,000	234,755
TOTAL CREDIT DEFAULT SWAPS		$ 64,034,403	$ (51,275,879)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	200,000,000	2,656,080
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	40,000,000	865,992
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	$ 40,000,000	$ 160,680
TOTAL INTEREST RATE SWAPS		$ 280,000,000	$ 3,682,752
		$ 344,034,403	$ (47,593,127)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $359,993,698 or 8.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $48,835,327.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$60,900,000 due 1/04/10 at 0.01%
Goldman, Sachs & Co.	$ 60,900,000
$154,888,000 due 1/04/10 at 0.03%
BNP Paribas Securities Corp.	$ 54,940,384
Mizuho Securities USA, Inc.	99,947,616
$ 154,888,000
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,275,104,964	$ -	$ 1,275,104,964	$ -
U.S. Government and Government Agency Obligations	1,650,567,421	-	1,650,567,421	-
U.S. Government Agency - Mortgage Securities	1,153,342,883	-	1,153,342,883	-
Asset-Backed Securities	139,459,539	-	123,431,551	16,027,988
Collateralized Mortgage Obligations	107,780,672	-	105,328,485	2,452,187
Commercial Mortgage Securities	317,488,181	-	299,728,106	17,760,075
Municipal Securities	15,917,014	-	15,917,014	-
Bank Notes	1,805,231	-	1,805,231	-
Preferred Securities	3,151,155	-	3,151,155	-
Cash Equivalents	215,788,000	-	215,788,000	-
Total Investments in Securities:	$ 4,880,405,060	$ -	$ 4,844,164,810	$ 36,240,250
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 3,917,507	$ -	$ 3,917,507	$ -
Liabilities
Swap Agreements	$ (51,510,634)	$ -	$ (50,736,947)	$ (773,687)
Total Derivative Instruments:	$ (47,593,127)	$ -	$ (46,819,440)	$ (773,687)
Other Financial Instruments:
Forward Commitments	$ (815,627)	$ -	$ (815,627)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 48,484,870
Total Realized Gain (Loss)	(246,803)
Total Unrealized Gain (Loss)	7,433,837
Cost of Purchases	-
Proceeds of Sales	(7,901,745)
Amortization/Accretion	45,975
Transfers in/out of Level 3	(11,575,884)
Ending Balance	$ 36,240,250
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ 1,942,022
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (780,282)
Total Unrealized Gain (Loss)	6,595
Transfers in/out of Level 3	-
Ending Balance	$ (773,687)
Realized gain (loss) on Swap Agreements for the period	$ 6,680
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at December 31, 2009	$ 5,622

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $4,887,383,390. Net unrealized depreciation aggregated $6,978,330, of which $140,248,971 related to appreciated investment securities and $147,227,301 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $64,034,403 representing 1.43% of net assets.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in Structured Securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010